Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total non-current assets	$ 3,180,101	$ 2,172,099
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	3,128,742	2,122,735
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 51,359	$ 49,364